Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of ordinary shares

	December 31, 2019		December 31, 2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares of NIS 0.04 par value each	25,000,000	22,236,368	25,000,000	16,640,446

Schedule of issued and outstanding share capital

	Number of shares	NIS par value
Balance at January 1, 2019	16,640,446	170,897
Issuance of shares (e)	5,595,922	62,270

Balance at December 31, 2019	22,236,368	233,167

Balance at December 31, 2018	16,640,446	170,897

e.

In April 2019, the Company closed its initial public offering in Nasdaq of 2,500,000 American Depositary Shares ("ADSs"), each representing two ordinary shares of Brainsway, at a public offering price of $11.00 per ADS. The gross proceeds to the Company from the offering, before deducting the underwriting discounts and commissions and estimated offering expenses, are approximately $27.5 million.